SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE	12 Months Ended
Dec. 31, 2014
Securities Sold Under Agreements To Repurchase [Abstract]
SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE
NOTE 21: SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE
Information concerning securities sold under agreements to repurchase is summarized as follows:

	2013	2014
	(EUR in millions)
Securities sold under agreements to repurchase	4,738	5,053
Securities sold under agreements to repurchase:
Average outstanding during the year	2,607	5,288
Weighted average interest rate during the year	2.22%	1.83%
Weighted average interest rate at year end	2.90%	2.72%
Amount outstanding at month end:
January	2,021	5,232
February	1,964	5,033
March	2,645	5,318
April	3,464	5,974
May	3,257	4,315
June	1,858	5,472
July	1,314	5,611
August	2,286	6,414
September	2,372	5,098
October	2,463	5,575
November	4,404	4,899
Securities sold under agreements to repurchase are recorded at the amount of cash received in connection with the transaction. Maturities of such agreements to repurchase are typically overnight to six months.